-----------------------------------------------------------------------------------------------------------------------------------
                                                     SEPARATE ACCOUNT D, E AND F
-----------------------------------------------------------------------------------------------------------------------------------
                                      STATEMENTS OF ASSETS AND LIABILITIES o DECEMBER 31, 1995

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                                                                               STRATEGIC INCOME       INCOME          HIGH YIELD
                                                                               SEPARATE ACCOUNT  SEPARATE ACCOUNT  SEPARATE ACCOUNT
                                                                                       D                 E                 F
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments:
  Colonial Strategic Income Trust - Colonial Diversified Income Fund
     (240,131 shares at net asset value of $7.22 per share; cost $1,853,584)...   $ 1,733,743
  Colonial Income Trust
     (35,927 shares at net asset value of $6.64 per share; cost $237,436.......                    $   238,554
  Colonial High Yield Securities Trust
     (15,872 shares at net asset value of $ 6.75 per share; cost $106,123......                                      $   107,134

Receivable from Allmerica Financial Life Insurance and
  Annuity Company (Sponsor) ...................................................            --               700               --
                                                                                  -----------       -----------      -----------
    Total assets...............................................................     1,733,743           239,254          107,134


LIABILITIES:
Payable to Allmerica Financial Life Insurance and
  AnnuityCompany (Sponsor).....................................................         3,631                --              100
                                                                                  -----------       -----------      -----------
    Net assets.................................................................   $ 1,730,112       $   239,254      $   107,034
                                                                                  ===========       ===========      ===========

Net asset distribution by category:
Individual variable annuity policies...........................................   $ 1,730,112       $   239,254      $   107,034
                                                                                  ===========       ===========      ===========

Units outstanding, December 31, 1995...........................................       387,903            60,805           21,793
Net asset value per unit, December 31, 1995....................................   $  4.460163        $ 3.934769       $ 4.911279


                                        STATEMENTS OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 1995

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                                                                               STRATEGIC INCOME       INCOME          HIGH YIELD
                                                                               SEPARATE ACCOUNT  SEPARATE ACCOUNT  SEPARATE ACCOUNT
                                                                                       D                 E                 F
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
INVESTMENT INCOME:
   Dividends...................................................................   $ 136,564         $ 16,920         $ 10,184
                                                                                  ---------         --------         --------


EXPENSES:
   Mortality fees..............................................................      14,003            1,757              954
   Expense guarantee fees......................................................       3,501              439              239
                                                                                  ---------         --------         --------
Total expenses.................................................................      17,504            2,196            1,193
                                                                                  ---------         --------         --------

   Net investment income.......................................................     119,060           14,724            8,991
                                                                                  ---------         --------         --------

REALIZED AND UNREALIZED (LOSS)
  ON INVESTMENTS:
   Net realized (loss)..................................... ...................     (18,365)            (313)             (93)
   Net unrealized gain..................................... ...................     179,333           24,522            7,552
                                                                                  ---------         --------         --------

   Net realized and unrealized gain on investments......... ...................     160,968           24,209            7,459
                                                                                  ---------         --------         --------

   Net increase in net assets from operations.............. ...................   $ 280,028         $ 38,933         $ 16,450
                                                                                  =========         ========         ========


   The accompanying notes are an integral part of these financial statements.

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                                                     SEPARATE ACCOUNT D, E AND F
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                                                 STATEMENTS OF CHANGES IN NET ASSETS

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                                                            STRATEGIC INCOME              INCOME                  HIGH YIELD
                                                           SEPARATE ACCOUNT D       SEPARATE ACCOUNT E        SEPARATE ACCOUNT F
                                                          YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,   YEAR ENDED DECEMBER 31,
                                                           1995        1994          1995       1994          1995          1994
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS:
  Net investment income.................................  $   119,060  $    127,602  $   14,724  $  14,932  $   8,991  $   21,864
  Net realized (loss) from security transactions........      (18,365)      (46,968)       (313)    (1,730)       (93)     (4,043)
  Net unrealized gain (loss) on investments.............      179,333      (164,269)     24,522    (25,336)     7,552     (24,656)
                                                          -----------  ------------  ----------  ---------  ---------  ----------
  Net increase (decrease) in net assets from operations       280,028       (83,635)     38,933    (12,134)    16,450      (6,835)

  FROM CAPITAL TRANSACTIONS:
  Terminations..........................................      (68,652)     (222,532)         --    (21,300)   (13,000)   (400,494)
  Annuity benefits......................................           --       (52,869)     (3,240)    (3,139)        --          --
  Other transfers from (to) the General Account of
  Allmerica Financial Life Insurance and
  Annuity Company (Sponsor).............................      (35,661)      (32,265)     (2,045)    (9,607)        --     (14,359)
                                                          -----------  ------------  ----------  ---------  ---------  ----------
  Net (decrease) in net assets from capital transactions     (104,313)     (307,666)     (5,285)   (34,046)   (13,000)   (414,853)
                                                          -----------  ------------  ----------  ---------  ---------  ----------
  Net increase (decrease) in net assets.................      175,715      (391,301)     33,648    (46,180)     3,450    (421,688)


  NET ASSETS:
     Beginning of year..................................    1,554,397     1,945,698     205,606    251,786    103,584     525,272
                                                          -----------  ------------  ----------  ---------  ---------  ----------
     End of year........................................  $ 1,730,112  $  1,554,397  $  239,254  $ 205,606  $ 107,034  $  103,584
                                                          ===========  ============  ==========  =========  =========  ==========


   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
                           SEPARATE ACCOUNT D, E AND F
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1995

NOTE 1 - ORGANIZATION

   Separate Accounts D, E and F (the Separate Accounts) are separate investment accounts of Allmerica Financial Life Insurance and Annuity Company (formerly named SMA Life Assurance Company) (the Company), established for the purpose of separating from the general assets of the Company those assets used to fund the variable portion of certain variable annuity policies issued by the Company. Effective October 16, 1995, concurrent with the demutualization, State Mutual Life Assurance Company of America changed their name to First Allmerica Financial Life Insurance Company (First Allmerica). The Company is a wholly-owned subsidiary of First Allmerica. Under applicable insurance law, the assets and liabilities of the Separate Accounts are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Accounts cannot be charged with liabilities arising out of any other business of the Company.

   The Separate Accounts are registered collectively as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). The assets of Separate Account D are invested in shares of Colonial Strategic Income Trust-Colonial Diversified Income Fund; the assets of Separate Account E are invested in shares of Colonial Income Trust; and the assets of Separate Account F are invested in shares of Colonial High Yield Securities Trust. Each of the Colonial Funds (the Funds) is registered under the 1940 Act as an open-end, diversified series management investment company. The Funds are managed by Colonial Management Associates, Inc. (Colonial) and each pays Colonial investment advisory fees charged against the assets of such Fund.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

   Investments - Security transactions are recorded on the trade date. Shares of the Funds held by each Separate Account are stated at the net asset value per share of the respective Fund. Net realized gains and losses on securities sold are determined on the average cost method. Dividends and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the Fund at net asset value.

   Federal Income Taxes - The Company is taxed as a "life insurance company" under Subchapter L of the Internal Revenue Code and files a consolidated federal income tax return with First Allmerica. The Company anticipates no tax liability resulting from the operations of the Separate Accounts. Therefore, no provision for income taxes has been charged against the Separate Accounts.

NOTE 3 - RELATED PARTY TRANSACTIONS

   The Company makes a charge of 1.10% per annum based on the average daily net assets of each Separate Account at each valuation date for mortality and expense risks. This charge is deducted in the daily computation of unit values but is paid to the Company on a monthly basis. The total annual charge may be increased or decreased by the Board of Directors of the Company once each year but the total charge may not exceed 1.25% per annum.

NOTE 4 - INTERNAL REVENUE SERVICE RULING 81-225 AND 82-54

   Under the terms of Revenue Ruling 81-225 issued on September 25, 1981, policyowners who purchased their policies after January 1, 1981 are treated as currently in receipt of taxable distributions from the underlying mutual funds. The Company must report annually to both the Internal Revenue Service and policyowner any mutual fund distributions which are attributable to the policy.

   Policyowners who purchased their policies prior to January 1, 1981 are considered "grandfathered" under the terms of Revenue Ruling 81-225 and are not considered currently in receipt of earnings from the underlying mutual funds. On April 5, 1982, the Internal Revenue Service issued Revenue Ruling 82-54 which clarified that the grandfathering protection applies if a protected policyowner makes transfers among separate accounts under policy provisions.

NOTE 5 - DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Separate Accounts satisfy the current requirements of the regulations, and it intends that the Separate Accounts will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Allmerica
Financial Life Insurance and Annuity
Company and Policyowners
of Separate Accounts D, E, and F
of Allmerica Financial Life Insurance and Annuity Company

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Accounts D, E, and F of Allmerica Financial Life Insurance and Annuity Company at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1995 by correspondence with the Funds, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP
Boston, Massachusetts


February 23, 1996